Advance Payment on Mineral Trading - Related Party (Details Narrative)	12 Months Ended
	Jun. 30, 2018 USD ($) Integer	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Repayments of related party received	$ (281,783)	$ (637,915)
Gross washed bauxite shipped | Integer	60,000
Revenue from bauxite	$ 51,534	$ 32,737
Net dry weight bauxite of shipped | Integer	49,006
Sincere Pacific Mining Sdn. Bhd. [Member]
Advance payment on mineral trading			$ 614,000
Impairment of mineral trading expenses			$ 186,372
Minimum [Member]
Conversion rates to RM | Integer	3.857
Maximum [Member]
Conversion rates to RM | Integer	4.3021
Malaysia, Ringgits
Proceeds from bauxite trading activates after adjustment of certain off set	$ 210,005
Malaysia, Ringgits | Tranche Two [Member]
Repayments of related party received	(300,000)
Malaysia, Ringgits | Tranche One [Member]
Repayments of related party received	$ (500,000)